Discontinued Operations - Schedule of Disposal Groups, Including Discontinued Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Disposal Groups Including Discontinued Operations Abstract
Revenue	$ 0	$ 181,012
Cost of goods sold	0	0
Gross margin	0	181,012
Selling, general, and administrative expenses	0	(1,166,120)
Impairment of assets	0	(2,211,462)
Interest expense	0	(306,032)
Gain on sale of assets	0	11,268
Gain on settlement of accounts payable	0	81,263
Gain on settlement of operating lease	0	2,041,080
Loss from discontinued operations, net of tax	0	(1,368,991)
Depreciation expense	0	81,765
Cash used for construction in progress and fixed assets	0
Impairment of RTU assets	0	544,063
Impairment of property and equipment	$ 0	$ 1,667,399